ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and social insurance	¥ 27,837,103		¥ 30,780,693
Warranty-current	40,252,099		41,809,564
Employee options payable	24,051,579		3,596,236
Sales rebate	15,799,815		40,344,717
Construction payable	5,410,352		18,765,855
Refundable payment-current	33,031,044		16,293,035
Other taxes payable	15,717,177		10,273,637
Interest payable	453,562		2,010,366
Other	9,104,873		11,659,294
Accrued expenses and other current liabilities	¥ 171,657,604	$ 26,307,679	¥ 175,533,397